Employee compensation and benefits - Movement on HSBC share awards (Details) - Conditional share awards shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conditional share awards outstanding at 1 Jan (in shares)	133,643	125,023
Additions during the year (in shares)	55,411	84,930
Released in the year (in shares)	(63,652)	(71,849)
Forfeited in the year (in shares)	(5,756)	(4,461)
Conditional share awards outstanding at 31 Dec (in shares)	119,646	133,643
Weighted average fair value of awards granted (in dollars per share) | $ / shares	$ 7.11	$ 6.08